Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Taxation
Schedule of components of loss before taxes

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income/(loss) before tax
Income/(loss) from China operations	(529,173)	(4,705,034)	448,494
Loss from non-China operations	(4,447,861)	(4,426,734)	(3,682,718)

Total loss before tax	(4,977,034)	(9,131,768)	(3,234,224)

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(23,493)	(28,322)	(214,282)
Deferred tax benefits	4,169	42,584	34,782

Subtotal income tax benefits/(expenses) applicable to China operations	(19,324)	14,262	(179,500)

Total income tax benefits/(expenses)	(19,324)	14,262	(179,500)

Reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31,
	2014	2015	2016

Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	1.7%	1.9%	24.7%
Tax effect of tax-exempt entities	(22.4)%	(10.9)%	(21.2)%
Effect on tax rates in different tax jurisdiction	0.1%	(0.2)%	(2.2)%
Tax effect of non-deductible expenses	(3.4)%	(10.9)%	(18.9)%
Tax effect of non-taxable income	1.1%	0.2%	0.0%
Changes in valuation allowance	(0.5)%	(4.5)%	(12.9)%
Expiration of loss carry forwards	(2.0)%	(0.4)%	0.0%

Effective tax rates	(0.4)%	0.2%	(5.5)%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets
- Allowance for doubtful accounts	79,136	228,965
- Deferred revenues, accruals and other liabilities	66,027	212,504
- Net operating loss carry forwards	1,215,975	1,336,035
Less: valuation allowance	(1,361,138)	(1,777,504)

Net deferred tax assets	—	—

Deferred tax liabilities
- Intangible assets arisen from business combination	1,228	907,356

Total deferred tax liabilities	1,228	907,356

Schedule of movement of valuation allowance

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the period	905,833	931,458	1,361,138
Additions	156,820	449,381	633,457
Reversals	(131,195)	(19,701)	(217,091)

Balance at end of the period	931,458	1,361,138	1,777,504